PREPAID EXPENSES AND OTHER CURRENT ASSETS - Schedule of Prepaid Expenses And Other Current Assets (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Allowance for credit losses	¥ 6,838
Security Deposits
Financing Receivable, Past Due [Line Items]
Provision for credit loss	¥ 6,838